INVESTMENT PROPERTIES - Valuation of Investment Properties (Details) - Commercial properties	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Core Office | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	6.80%	6.80%
Terminal capitalization rate	5.40%	5.40%
Investment horizon (years)	11 years	11 years
Core Retail | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	7.20%	7.20%
Terminal capitalization rate	5.30%	5.30%
Investment horizon (years)	10 years	10 years
LP Investments - Office | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	8.10%	9.10%
Terminal capitalization rate	5.80%	6.30%
Investment horizon (years)	9 years	8 years
Multifamily, Triple Net Lease, Student Housing, Manufactured Housing | Direct capitalization
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Implied capitalization rate	4.40%	4.30%